BORROWINGS - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Amount
Subordinated Debt	$ 314,163	$ 313,705
Unamortized debt issuance costs	(1,613)	(1,998)
Notes Payable, Noncurrent	$ 29,179	$ 32,492
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Long-term debt	Long-term debt
Other Long-term Debt	$ 775	$ 775
Long-term debt	$ 344,115	$ 346,672
Average Rate
Debt, Weighted Average Interest Rate	5.60%	5.48%
Notes payable interest rate	4.40%	4.44%
Lessee, Finance Lease, Discount Rate	3.84%	3.82%
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	0.00%	0.00%
Long-term Debt, Weighted Average Interest Rate, at Point in Time	5.51%	5.40%
Maturities of Long-term Debt [Abstract]
2024	$ 6,773
2025	2,988
2026	5,355
2027	6,579
2028	2,620
Thereafter	$ 319,800